Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 21,087	$ 17,348	$ 14,936
Accumulated depreciation and amortization	(11,304)	(9,520)	(7,263)
Property and equipment, net	9,783	7,828	7,673
Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	991	930	866
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,725	1,725	1,837
Company Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,151	1,151	1,494
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	6,584	6,556	7,297
Internal-use Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	8,012	4,406	1,460
Other
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,624	$ 2,580	$ 1,982